UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post__  San Rafael, California   October 19, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total:       $144,624


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ANHEUSER-BUSCH INBEV SA        COM              03524A108     7973     150500 SH       DEFINED                   0       0    150500
BERKSHIRE HATHAWAY INC DEL        CLASS A       084670108     1282         12 SH       DEFINED                   0       0        12
BROWN FORMAN INC CL B          COM              115637209     9315     132800 SH       DEFINED                   0       0    132800
CH ROBINSON WORLDWIDE INC      COM              12541W209    11099     162095 SH       DEFINED                   0       0    162095
CME GROUP INC                  COM              12572Q105      536       2175 SH       DEFINED                   0       0      2175
CENOVUS ENERGY INC             COM              15135U109     9695     315700 SH       DEFINED                   0       0    315700
DENTSPLY INTL INC              COM              249030107     2874      93650 SH       DEFINED                   0       0     93650
EXPEDITORS INTL WASH INC       COM              302130109    10708     264066 SH       DEFINED                   0       0    264066
FASTENAL COMPANY               COM              311900104     7153     214923 SH       DEFINED                   0       0    214923
FIRST AMERICAN FINANCIAL       COM              31847R102     3914     305800 SH       DEFINED                   0       0    305800
FOREST LABS INC CL A           COM              345838106      542      17605 SH       DEFINED                   0       0     17605
GENTEX CORP                    COM              371901109     9691     402935 SH       DEFINED                   0       0    402935
GRACO INC                      COM              384109104     8352     244650 SH       DEFINED                   0       0    244650
INTEL CORPORATION              COM              458140100      256      12000 SH       DEFINED                   0       0     12000
INTUIT INC                     COM              461202103     1104      23265 SH       DEFINED                   0       0     23265
MASTERCARD INC- CLASS A        COM              57636Q104      952       3002 SH       DEFINED                   0       0      3002
MCMORAN EXPLORATION CO         COM              582411104     1141     114900 SH       DEFINED                   0       0    114900
OCCIDENTAL PETROLEUM           COM              674599105     1173      16400 SH       DEFINED                   0       0     16400
PFIZER INC                     COM              717081103      715      40465 SH       DEFINED                   0       0     40465
PRICELINE COM INC              COM              741503403      614       1366 SH       DEFINED                   0       0      1366
PROCTER & GAMBLE CO            COM              742718109     8141     128850 SH       DEFINED                   0       0    128850
QUALCOMM INC                   COM              747525103     1312      26982 SH       DEFINED                   0       0     26982
ROCKWELL COLLINS INC           COM              774341101    11077     209953 SH       DEFINED                   0       0    209953
ROGERS CORPORATION             COM              775133101     5371     137258 SH       DEFINED                   0       0    137258
ROLLINS INC                    COM              775711104     6906     369125 SH       DEFINED                   0       0    369125
STRYKER CORP                   COM              863667101     2465      52300 SH       DEFINED                   0       0     52300
TECHNE CORPORATION             COM              878377100     9367     137730 SH       DEFINED                   0       0    137730
VERISK ANALYTICS INC CL A      COM              92345Y106    10172     292565 SH       DEFINED                   0       0    292565
YAHOO! INC                     COM              984332106      724      54980 SH       DEFINED                   0       0     54980